Cover Document	9 Months Ended
Sep. 30, 2025
Entity Information [Line Items]
Document Type	S-4
Entity Registrant Name	THE DAYTON POWER AND LIGHT COMPANY
Entity Tax Identification Number	31-0258470
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
City Area Code	937
Local Phone Number	259-7215
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000027430
Amendment Flag	false
Entity Primary SIC Number	4931
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
City Area Code	937
Local Phone Number	259-7215
Contact Personnel Name	Brian Hylander, Esq